Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY INCOME FUND, INC.
CIK	dei_EntityCentralIndexKey	0000799704
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 24, 2024
Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2024
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Equity Income Fund Inc. | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEIFX
Federated Hermes Equity Income Fund Inc. | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEICX
Federated Hermes Equity Income Fund Inc. | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFEIX
Federated Hermes Equity Income Fund Inc. | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDERX
Federated Hermes Equity Income Fund Inc. | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEISX